UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 54.7%
Belgium - 1.0%
Belgium Government Bond
Series 48
4.00%, 3/28/22	EUR	20,941	$30,007,127

Brazil - 0.4%
Republic of Brazil
12.50%, 1/05/16-1/05/22	BRL	14,818	11,741,867

Canada - 0.9%
Canadian Government Bond
2.00%, 12/01/14	CAD	28,613	29,690,234

Colombia - 0.4%
Republic of Colombia
7.75%, 4/14/21	COP	18,074,000	11,650,220

France - 7.5%
France Government Bond OAT
3.25%, 4/25/16	EUR	71,202	106,041,426
3.75%, 4/25/21		16,998	25,334,910
5.00%, 10/25/16		61,350	98,717,452

			230,093,788

Germany - 7.6%
Bundesrepublik Deutschland
3.00%, 7/04/20		35,020	51,103,685
3.75%, 1/04/17		18,000	27,880,294
Series 05
3.50%, 1/04/16		102,500	156,845,322

			235,829,301

Mexico - 1.0%
Mexican Bonos
Series MI10
9.50%, 12/18/14	MXN	326,520	31,126,502

Netherlands - 7.4%
Netherlands Government Bond
4.00%, 7/15/16	EUR	102,000	157,677,708
4.50%, 7/15/17		35,637	56,433,620
7.50%, 1/15/23		7,871	15,753,783

			229,865,111

New Zealand - 2.7%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	93,140	82,373,674

South Africa - 3.0%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	616,181	91,680,002

United Kingdom - 10.9%
United Kingdom Gilt
4.00%, 9/07/16	GBP	92,519	161,452,885
4.50%, 3/07/19		14,485	25,641,516

	Principal Amount (000)		U.S. $ Value
4.75%, 12/07/30		25,745	44,341,953
5.00%, 3/07/18		57,439	105,265,251

			336,701,605

United States - 11.9%
U.S. Treasury Bonds
7.25%, 5/15/16 (a)	U.S.$	41,512	52,408,900
7.875%, 2/15/21 (a)		27,500	38,570,895
9.25%, 2/15/16 (a)		23,334	31,369,646
U.S. Treasury Notes
0.625%, 1/31/13 (a)		4,250	4,266,766
1.00%, 7/15/13 (a)		30,000	30,318,900
1.375%, 2/15/13		1,000	1,015,898
1.875%, 10/31/17 (a)		30,000	29,275,770
2.125%, 2/29/16 (a)		45,000	46,068,750
2.50%, 3/31/15 (a)		46,612	48,898,785
2.625%, 12/31/14-11/15/20 (a)		86,000	84,192,805

			366,387,115

Total Governments - Treasuries (cost $1,610,554,738)			1,687,146,546

CORPORATES - INVESTMENT GRADES - 26.6%
Industrial - 12.5%
Basic - 1.7%
Alcoa, Inc.
6.75%, 7/15/18		5,500	6,082,593
Anglo American Capital PLC
9.375%, 4/08/19 (b)		4,681	6,157,622
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		4,000	3,938,448
Commercial Metals Co.
6.50%, 7/15/17		4,000	4,276,064
Dow Chemical Co. (The)
7.375%, 11/01/29		1,615	1,979,504
8.55%, 5/15/19		3,000	3,868,332
Georgia-Pacific LLC
5.40%, 11/01/20 (b)		2,260	2,303,238
International Paper Co.
7.95%, 6/15/18		6,050	7,203,699
Lubrizol Corp.
8.875%, 2/01/19		3,271	4,254,138
Teck Resources Ltd.
6.00%, 8/15/40		446	437,605
Usiminas Commercial Ltd.
7.25%, 1/18/18 (b)		1,600	1,792,000
Vale Overseas Ltd.
6.875%, 11/21/36		9,554	10,373,599

			52,666,842

Capital Goods - 0.6%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)		690	737,322

	Principal Amount (000)		U.S. $ Value
Owens Corning
6.50%, 12/01/16		9,619	10,466,261
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,288,234

			18,491,817

Communications - Media - 1.1%
BSKYB Finance UK PLC
5.75%, 10/20/17 (b)	GBP	3,977	7,005,217
CBS Corp.
5.75%, 4/15/20	U.S.$	440	474,247
8.875%, 5/15/19		7,309	9,317,228
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,649	2,293,992
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14		1,560	1,707,612
Time Warner Cable, Inc.
7.50%, 4/01/14		4,918	5,665,807
8.25%, 2/14/14		6,030	7,013,788

			33,477,891

Communications - Telecommunications - 1.9%
American Tower Corp.
5.05%, 9/01/20		5,775	5,688,213
AT&T, Inc.
4.45%, 5/15/21		4,259	4,334,256
5.60%, 5/15/18		2,937	3,270,643
Bell Canada
5.00%, 2/15/17 (b)	CAD	5,900	6,473,575
British Telecommunications PLC
9.875%, 12/15/30 (c)	U.S.$	5,972	8,203,892
Embarq Corp.
7.082%, 6/01/16		5,886	6,542,995
Qwest Corp.
7.625%, 6/15/15		3,715	4,197,950
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,557,681
6.175%, 6/18/14		4,156	4,472,188
United States Cellular Corp.
6.70%, 12/15/33		4,100	4,081,411
Verizon Communications, Inc.
4.60%, 4/01/21		6,908	7,127,633

			57,950,437

Consumer Cyclical - Automotive - 0.6%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	9,298,295
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	U.S.$	4,627	5,057,468
6.80%, 6/15/18 (b)		4,000	4,520,772

			18,876,535

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31	5,000	5,998,890
Viacom, Inc.
4.375%, 9/15/14	8,886	9,543,742

		15,542,632

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	2,740	3,180,326

Consumer Non-Cyclical - 1.3%
Ahold Finance USA LLC
6.875%, 5/01/29	5,820	6,574,196
Altria Group, Inc.
9.70%, 11/10/18	5,000	6,570,605
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	10,000	12,191,230
Newell Rubbermaid, Inc.
4.70%, 8/15/20	5,245	5,281,101
Reynolds American, Inc.
7.625%, 6/01/16	3,370	4,042,046
Whirlpool Corp.
8.60%, 5/01/14	3,025	3,525,045

		38,184,223

Energy - 2.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	5,546	6,242,505
Apache Corp.
6.90%, 9/15/18	2,950	3,577,049
Hess Corp.
8.125%, 2/15/19	4,447	5,626,771
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)	941	964,626
5.125%, 3/01/21 (b)	1,667	1,713,756
Nabors Industries, Inc.
9.25%, 1/15/19	3,400	4,309,643
Noble Energy, Inc.
8.25%, 3/01/19	5,000	6,393,170
Noble Holding International Ltd.
4.90%, 8/01/20	515	535,320
Talisman Energy, Inc.
7.75%, 6/01/19	3,400	4,143,519
TNK-BP Finance SA
7.50%, 3/13/13-7/18/16 (b)	8,080	9,020,600
7.875%, 3/13/18 (a)(b)	3,600	4,131,000
7.875%, 3/13/18 (b)	3,020	3,465,450
Valero Energy Corp.
9.375%, 3/15/19	9,985	12,753,651
Weatherford International Ltd.
6.00%, 3/15/18	6,250	6,851,056
Williams Cos., Inc. (The)
7.875%, 9/01/21	5,755	7,133,064

		76,861,180

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (b)		6,737	7,073,850

Services - 0.4%
Western Union Co. (The)
5.93%, 10/01/16		9,665	10,928,592

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,035	1,086,415
Oracle Corp.
5.75%, 4/15/18		8,987	10,285,307
Xerox Corp.
4.25%, 2/15/15		470	500,426
8.25%, 5/15/14		4,000	4,693,460

			16,565,608

Transportation - Airlines - 0.5%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,262,408
5.75%, 12/15/16		4,799	5,300,409
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 8/01/22		7,234	7,812,799

			16,375,616

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,479,875
CSX Corp.
6.25%, 3/15/18		5,000	5,769,160

			7,249,035

Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)		5,345	5,273,730
4.625%, 9/23/20 (b)		1,501	1,432,203
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,876,914

			11,582,847

			385,007,431

Financial Institutions - 11.2%
Banking - 5.4%
American Express Co.
7.25%, 5/20/14		7,495	8,571,942
Barclays Bank PLC
4.875%, 12/15/14	EUR	3,540	4,260,831
Series 1
5.00%, 9/22/16	U.S.$	10,097	10,861,767
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		8,725	9,542,358
Danske Bank A/S
5.684%, 2/15/17	GBP	3,580	4,854,157
Goldman Sachs Group, Inc. (The)

	Principal Amount (000)		U.S. $ Value
6.00%, 6/15/20	U.S.$	3,205	3,448,542
7.50%, 2/15/19		3,490	4,060,765
HSBC Holdings PLC
6.50%, 9/15/37		11,272	11,633,076
Series 2018
9.875%, 4/08/18	GBP	1,550	2,748,803
Itau Unibanco Holding SA/Cayman Island
6.20%, 4/15/20 (b)	U.S.$	4,000	4,114,000
10.50%, 11/23/15 (b)	BRL	5,000	3,394,367
JPMorgan Chase Bank NA
4.625%, 5/31/17	EUR	950	1,373,829
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	U.S.$	5,705	5,752,015
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,009,627
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		8,855	9,223,368
6.05%, 5/16/16		2,235	2,343,152
Morgan Stanley
5.50%, 7/24/20		3,000	3,036,573
10.09%, 5/03/17 (b)	BRL	13,035	8,227,088
National City Bank/Cleveland OH
5.80%, 6/07/17	U.S.$	4,925	5,498,482
NB Capital Trust IV
8.25%, 4/15/27		4,509	4,604,816
Nordea Bank AB
4.875%, 5/13/21 (b)		5,865	5,632,576
Santander Issuances SA Unipersonal
Series 23
6.50%, 7/27/19	EUR	5,150	7,437,877
Shinhan Bank
4.125%, 10/04/16 (b)	U.S.$	4,490	4,572,234
Societe Generale SA
5.20%, 4/15/21 (b)		7,500	7,365,435
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		3,490	3,353,834
Union Bank NA
5.95%, 5/11/16		8,694	9,507,063
US Bank NA
6.30%, 2/04/14		4,585	5,109,730
Wachovia Bank NA
4.875%, 2/01/15		4,080	4,380,492

			165,918,799

Brokerage - 0.2%
Jefferies Group, Inc.
5.125%, 4/13/18		4,025	4,033,118
6.875%, 4/15/21		2,748	2,953,424

			6,986,542

Finance - 0.7%
General Electric Capital Corp.
5.625%, 5/01/18		9,933	10,863,901
HSBC Finance Corp.
6.676%, 1/15/21 (b)		1,894	1,943,269

	Principal Amount (000)	U.S. $ Value
SLM Corp.
5.05%, 11/14/14	7,746	7,745,419

		20,552,589

Insurance - 3.9%
Aflac, Inc.
3.45%, 8/15/15	1,150	1,174,441
8.50%, 5/15/19	3,400	4,158,214
Allstate Corp. (The)
6.125%, 5/15/37	12,550	12,455,875
American International Group, Inc.
4.25%, 5/15/13	9,460	9,724,625
6.25%, 3/15/37	9,015	8,203,650
AON Corp.
3.125%, 5/27/16	4,735	4,719,573
CIGNA Corp.
5.125%, 6/15/20	2,185	2,307,952
Coventry Health Care, Inc.
5.95%, 3/15/17	2,175	2,324,914
6.125%, 1/15/15	835	907,913
6.30%, 8/15/14	6,765	7,282,915
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (b)	1,965	1,978,845
Genworth Financial, Inc.
4.95%, 10/01/15	7,020	7,029,140
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	2,650	3,134,746
Hartford Financial Services Group, Inc.
6.30%, 3/15/18	4,935	5,366,339
Humana, Inc.
6.45%, 6/01/16	442	503,503
7.20%, 6/15/18	8,240	9,565,272
Lincoln National Corp.
8.75%, 7/01/19	2,958	3,732,694
Markel Corp.
7.125%, 9/30/19	2,166	2,473,622
Marsh & McLennan Cos., Inc.
9.25%, 4/15/19	3,300	4,228,798
MetLife, Inc.
4.75%, 2/08/21	2,840	2,895,139
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	4,645	5,763,010
Principal Financial Group, Inc.
7.875%, 5/15/14	3,660	4,234,521
Prudential Financial, Inc.
3.00%, 5/12/16	3,505	3,474,117
3.875%, 1/14/15	4,628	4,830,595
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)	3,005	3,015,139
Torchmark Corp.
9.25%, 6/15/19	3,400	4,251,901
UnitedHealth Group, Inc.
6.00%, 2/15/18	1,565	1,774,524

		121,511,977

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.5%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)		5,499	5,597,687
ORIX Corp.
4.71%, 4/27/15 (a)		7,601	7,863,614
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	20,773	752,055

			14,213,356

REITS - 0.5%
Duke Realty LP
6.75%, 3/15/20	U.S.$	2,135	2,391,104
Entertainment Properties Trust
7.75%, 7/15/20		4,389	4,948,597
ERP Operating LP
5.25%, 9/15/14		2,115	2,316,815
HCP, Inc.
5.375%, 2/01/21		4,774	4,924,033

			14,580,549

			343,763,812

Utility - 1.6%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)		7,320	7,658,382
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,904,988
Constellation Energy Group, Inc.
5.15%, 12/01/20		5,995	6,143,790
Integrys Energy Group, Inc.
6.11%, 12/01/66		4,500	4,449,375
Nisource Finance Corp.
6.80%, 1/15/19		7,790	9,040,949
TECO Finance, Inc.
4.00%, 3/15/16		300	314,140
5.15%, 3/15/20		2,970	3,149,513
Union Electric Co.
6.70%, 2/01/19		2,019	2,370,780

			35,031,917

Natural Gas - 0.5%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21 (b)		1,460	1,470,343
DCP Midstream LLC
5.35%, 3/15/20 (b)		1,515	1,605,799
9.75%, 3/15/19 (b)		1,910	2,496,322
EQT Corp.
8.125%, 6/01/19		2,806	3,432,473
Sempra Energy
6.50%, 6/01/16		5,700	6,601,113

			15,606,050

			50,637,967

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 1.3%
Agencies - Government Sponsored - 0.1%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)		2,936	3,141,520

Agencies - Not Government Guaranteed - 1.2%
Ecopetrol SA
7.625%, 7/23/19 (a)		5,262	6,301,245
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (b)		12,081	15,086,149
MDC-GMTN B.V.
5.50%, 4/20/21 (b)		5,503	5,531,957
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		10,240	10,923,571

			37,842,922

			40,984,442

Total Corporates - Investment Grades (cost $764,602,706)			820,393,652

GOVERNMENTS - SOVEREIGN AGENCIES - 6.4%
Canada - 5.9%
Canada Housing Trust No 1
2.95%, 3/15/15 (b)	CAD	76,000	80,833,677
3.15%, 6/15/14-6/15/15 (b)		95,200	101,882,362

			182,716,039

United Kingdom - 0.5%
Network Rail Infrastructure Finance PLC
4.875%, 11/27/15	GBP	8,622	15,377,592

Total Governments - Sovereign Agencies (cost $184,942,279)			198,093,631

CORPORATES - NON-INVESTMENT GRADES - 5.8%
Industrial - 4.7%
Basic - 0.8%
Calcipar SA
6.875%, 5/01/18 (b)	U.S.$	876	878,190
Lyondell Chemical Co.
8.00%, 11/01/17 (b)		2,285	2,542,062
Nalco Co.
6.625%, 1/15/19 (b)		2,770	2,839,250
United States Steel Corp.
6.05%, 6/01/17		8,280	8,217,900
Weyerhaeuser Co.
7.375%, 3/15/32		8,345	8,684,066

			23,161,468

Capital Goods - 0.7%
Building Materials Corp. of America
6.75%, 5/01/21 (b)		1,104	1,109,520
Case New Holland, Inc.
7.875%, 12/01/17 (b)		3,176	3,493,600

	Principal Amount (000)		U.S. $ Value
Griffon Corp.
7.125%, 4/01/18 (b)		4,060	4,075,225
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (b)		675	691,875
7.125%, 3/15/21 (b)		667	690,345
Mohawk Industries, Inc.
6.875%, 1/15/16		10,340	11,244,750

			21,305,315

Communications - Media - 0.3%
Cumulus Media, Inc.
7.75%, 5/01/19 (b)		896	864,640
EH Holding Corp.
7.625%, 6/15/21 (b)		4,243	4,327,860
RR Donnelley & Sons Co.
6.125%, 1/15/17		4,100	4,007,807

			9,200,307

Communications - Telecommunications - 0.3%
eAccess Ltd.
8.25%, 4/01/18 (b)		2,170	2,188,988
Sunrise Communications International SA
7.00%, 12/31/17 (b)	EUR	2,165	3,202,366
Windstream Corp.
7.50%, 4/01/23	U.S.$	2,910	2,910,000

			8,301,354

Consumer Cyclical - Automotive - 0.4%
Delphi Corp.
5.875%, 5/15/19 (b)		886	868,280
6.125%, 5/15/21 (b)		1,482	1,463,475
Ford Motor Company
7.45%, 7/16/31 (a)		4,360	4,942,657
Ford Motor Credit Co. LLC
5.75%, 2/01/21		2,930	2,926,393
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (b)	EUR	2,300	3,301,992

			13,502,797

Consumer Cyclical - Other - 0.5%
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (b)	U.S.$	1,619	1,594,715
Wyndham Worldwide Corp.
6.00%, 12/01/16		9,108	9,672,505
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		4,100	4,453,625

			15,720,845

Consumer Cyclical - Retailers - 0.5%
JC Penney Co., Inc.
5.65%, 6/01/20		5,455	5,400,450
Limited Brands, Inc.

	Principal Amount (000)		U.S. $ Value
6.90%, 7/15/17		5,968	6,393,220
7.60%, 7/15/37		4,675	4,581,500

			16,375,170

Consumer Non-Cyclical - 0.7%
Boparan Holdings Ltd.
9.875%, 4/30/18 (b)	GBP	3,300	5,058,000
CDRT Merger Sub, Inc.
8.125%, 6/01/19 (b)	U.S.$	3,359	3,359,000
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19 (b)		810	830,250
7.25%, 1/15/22 (b)		1,090	1,106,350
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)		2,940	2,881,200
HCA, Inc.
8.50%, 4/15/19		365	403,325
Pernod-Ricard SA
5.75%, 4/07/21 (b)		1,488	1,553,557
Universal Health Services, Inc.
7.125%, 6/30/16		4,365	4,776,283

			19,967,965

Energy - 0.4%
Chesapeake Energy Corp.
6.125%, 2/15/21		2,902	2,938,275
Oil States International, Inc.
6.50%, 6/01/19 (b)		2,938	2,952,690
Range Resources Corp.
5.75%, 6/01/21		4,264	4,189,380
SESI LLC
6.375%, 5/01/19 (b)		858	849,420
Tesoro Corp.
6.50%, 6/01/17		2,367	2,414,340

			13,344,105

Technology - 0.1%
CoreLogic, Inc./United States
7.25%, 6/01/21 (b)		2,320	2,262,000

			143,141,326

Utility - 0.9%
Electric - 0.9%
Ameren Energy Generating Co.
6.30%, 4/01/20 (a)		4,100	4,043,334
Calpine Corp.
7.875%, 7/31/20 (b)		4,200	4,389,000
CMS Energy Corp.
8.75%, 6/15/19		3,338	4,074,506
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (b)		2,930	3,030,801
Edison Mission Energy
7.00%, 5/15/17		4,275	3,462,750
NRG Energy, Inc.
7.375%, 1/15/17		4,120	4,315,700

	Principal Amount (000)	U.S. $ Value
7.875%, 5/15/21 (b)	4,459	4,447,853

		27,763,944

Financial Institutions - 0.2%
Banking - 0.1%
LBG Capital No. 1 PLC
8.00%, 6/15/20 (b)	4,145	3,709,775

Other Finance - 0.1%
iPayment, Inc.
10.25%, 5/15/18 (b)	2,630	2,583,975

		6,293,750

Total Corporates - Non-Investment Grades (cost $172,489,688)		177,199,020

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 3.9%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	19,048	20,401,724
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3
5.92%, 3/15/49	9,100	10,026,315
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,585	2,768,150
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	10,910	11,684,884
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.429%, 12/12/43	8,454	9,122,979
Series 2007-LDPX, Class A3
5.42%, 1/15/49	9,581	10,272,955
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	8,233	8,954,763
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51	6,460	6,980,998
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6, Class A4
5.485%, 3/12/51	10,000	10,621,225
Series 2007-9, Class A4
5.70%, 9/12/49	5,650	6,084,358
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43	10,000	10,803,733
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,110	8,606,007
Series 2007-IQ13, Class A4

	Principal Amount (000)		U.S. $ Value
5.364%, 3/15/44		1,640	1,740,134

			118,068,225

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,223	10,093,711

Total Commercial Mortgage-Backed Securities (cost $123,078,864)			128,161,936

COVERED BONDS - 2.3%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21	EUR	8,100	11,309,244
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	8,098,006
Bank of Scotland PLC
4.75%, 6/08/22		16,000	23,154,000
BNP Paribas Home Loan Covered Bonds SA
2.20%, 11/02/15 (b)	U.S.$	9,054	8,847,895
Cie de Financement Foncier
4.125%, 10/25/17	EUR	10,000	14,796,373
Danske Bank A/S
4.125%, 11/26/19		2,350	3,487,279

Total Covered Bonds (cost $65,631,378)			69,692,797

QUASI-SOVEREIGNS - 2.0%
Quasi-Sovereign Bonds - 2.0%
Chile - 0.2%
Corp Nacional del Cobre de Chile
6.15%, 10/24/36 (a)(b)	U.S.$	6,110	6,631,751

Kazakhstan - 0.7%
KazMunayGas National Co.
8.375%, 7/02/13 (b)		6,493	7,077,370
9.125%, 7/02/18 (b)		11,100	13,679,640

			20,757,010

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)(b)		9,900	10,663,162

Russia - 0.8%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (b)		5,518	5,862,875
7.75%, 5/29/18 (b)		15,732	17,895,150

			23,758,025

Total Quasi-Sovereigns (cost $49,752,437)			61,809,948

	Principal Amount (000)	U.S. $ Value
BANK LOANS - 1.7%
Industrial - 1.4%
Basic - 0.0%
Ineos US Finance LLC
7.50%, 12/16/13 (d)	562	577,238
8.00%, 12/16/14 (d)	642	663,505

		1,240,743

Capital Goods - 0.3%
Graphic Packaging International, Inc.
2.98%-3.04%, 5/16/14 (d)	1,125	1,121,014
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (d)	7,612	7,721,207
Hawker Beechcraft Acquisition Company LLC
2.19%-2.25%, 3/26/14 (d)	158	132,758
2.25%, 3/26/14 (d)	10	8,209

		8,983,188

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14 (d)	1,686	1,514,600
Charter Communications Operating, LLC
2.19%, 3/06/14 (d)	54	53,366
Clear Channel Communications, Inc.
3.84%, 1/29/16 (d)	408	345,661
Nielsen Finance LLC
2.19%, 8/09/13 (d)	24	23,825
3.44%, 5/02/16 (d)	397	394,917
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (d)	313	186,675
Univision Communications Inc.
4.44%, 3/31/17 (d)	1,711	1,622,230
WideOpenWest Finance, LLC
2.69%-4.75%, 6/30/14 (d)	971	939,741

		5,081,015

Communications - Telecommunications - 0.0%
Level 3 Financing, Inc.
2.53%, 3/13/14 (d)	1,462	1,415,051

Consumer Cyclical - Automotive - 0.3%
Ford Motor Co.
2.94%, 12/15/13 (d)	487	486,110
General Motors Holdings LLC
10/27/15 (e)	8,200	7,392,792

		7,878,902

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (d)	3,122	3,129,617

	Principal Amount (000)	U.S. $ Value
Las Vegas Sands, LLC
2.69%, 11/23/16 (d)	880	854,546

		3,984,163

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah's Operating Company, Inc.)
3.19%-3.27%, 1/28/15 (d)	1,204	1,084,041
3.25%-3.27%, 1/28/15 (d)	390	351,198
CityCenter Holdings, LLC
7.50%, 1/21/15 (d)	450	452,250
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (d)	300	302,532

		2,190,021

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17 (d)	998	995,944

Consumer Non-Cyclical - 0.1%
CHS/Community Health Systems, Inc.
3.75%, 1/25/17 (d)	196	190,870
Grifols Inc.
5.50%, 11/23/15 (d)	500	500,625
HCA Inc.
3.50%, 5/01/18 (d)	429	421,398
U.S. Foodservice
2.69%, 7/03/14 (d)	995	930,464

		2,043,357

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (d)	1,485	1,542,915

Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16 (d)	439	439,114

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/17/17 (d)	1,194	1,192,806
Global Cash Access, Inc.
7.00%, 3/01/16 (d)	668	671,196
Sabre Inc.
2.19%-2.27%, 9/30/14 (d)	1,397	1,253,723
ServiceMaster Co., (The)
2.69%-2.76%, 7/24/14 (d)	1,371	1,331,500
West Corp.
4.50%-4.52%, 7/15/16 (d)	734	734,101

		5,183,326

	Principal Amount (000)	U.S. $ Value
Technology - 0.0%
Avaya Inc.
3.01%, 10/24/14 (d)	81	77,540
4.76%, 10/26/17 (d)	162	156,070
First Data Corp.
2.94%, 9/24/14 (d)	647	598,258
SunGard Data Systems Inc. (Solar Capital Corp.)
1.94%, 2/28/14 (d)	40	39,420
3.85%-3.89%, 2/28/16 (d)	657	654,168

		1,525,456

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (d)	491	492,629

		42,995,824

Financial Institutions - 0.2%
Finance - 0.2%
CIT Group, Inc.
6.25%, 8/11/15 (d)	1,719	1,727,048
iStar Financial Inc.
7.00%, 6/30/14 (d)	3,000	2,986,260

		4,713,308

Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18 (d)	1,000	986,250

		5,699,558

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.75%, 11/01/13 (d)	538	527,297
4.75%, 5/01/14 (d)	1,750	1,618,750
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14 (d)	2,334	1,971,884

		4,117,931

Total Bank Loans (cost $52,349,236)		52,813,313

MORTGAGE PASS-THRU'S - 1.3%
Agency Fixed Rate 30-Year - 1.3%
Federal National Mortgage Association
6.00%, 11/01/37-6/01/38 (cost $39,689,975)	36,797	40,447,895

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 1.2%
Croatia - 0.2%
Republic of Croatia
6.375%, 3/24/21 (b)		5,340	5,533,575

Hungary - 0.5%
Hungary Government International Bond
6.375%, 3/29/21		15,000	15,742,500

Poland - 0.2%
Poland Government International Bond
4.675%, 10/15/19	EUR	2,050	2,964,484
6.375%, 7/15/19	U.S.$	2,910	3,313,762

			6,278,246

Russia - 0.3%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)		8,910	10,499,846

Total Governments - Sovereign Bonds (cost $35,587,776)			38,054,167

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Financial Institutions - 0.2%
Other Finance - 0.2%
DTEK Finance BV
9.50%, 4/28/15 (b)		4,981	5,254,955

Industrial - 0.7%
Basic - 0.4%
Evraz Group SA
8.875%, 4/24/13 (b)		3,468	3,771,450
Vedanta Resources PLC
8.75%, 1/15/14 (b)		8,139	8,729,077

			12,500,527

Communications - Telecommunications - 0.3%
Pacnet Ltd.
9.25%, 11/09/15 (b)		3,989	3,809,495
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)(b)		5,000	5,646,500

			9,455,995

			21,956,522

Utility - 0.1%
Electric - 0.1%
Inkia Energy Ltd.
8.375%, 4/04/21 (b)		2,025	2,075,625

Total Emerging Markets - Corporate Bonds (cost $28,325,520)			29,287,102

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
California GO

	Principal Amount (000)		U.S. $ Value
7.95%, 3/01/36		10,685	11,641,735
Illinois GO
7.35%, 7/01/35		4,440	4,720,697
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		3,400	3,482,280

Total Local Governments - Municipal Bonds (cost $18,849,753)			19,844,712

EMERGING MARKETS - SOVEREIGNS - 0.2%
Indonesia - 0.2%
Republic of Indonesia
7.75%, 1/17/38 (b) (cost $5,345,935)		5,568	6,987,840

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
4.25%, 12/11/13	EUR	925	1,387,722
Province of Quebec Canada
4.25%, 2/27/13		3,525	5,280,922

Total Local Governments - Provincial Bonds (cost $6,209,221)			6,668,644

SUPRANATIONALS - 0.2%
European Investment Bank
Zero Coupon, 4/24/13 (b)	IDR	27,712,890	2,872,601
7.25%, 2/22/15		24,700,000	2,919,758

Total Supranationals (cost $5,739,839)			5,792,359

CMOs - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.655%, 12/25/35 (cost $731,574)	U.S.$	782	773,832

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (f) (cost $2,673,750)		106,950	229,942

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.08% (g) (cost $35,731,721)		35,731,721	35,731,721

U.S. $ Value
Total Investments - 109.6% (cost $3,202,286,390) (h)	3,379,129,057
Other assets less liabilities - (9.6)% (i)	(296,998,210)

Net Assets - 100.0%	$3,082,130,847

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bobl Futures	655	September 2011	$110,609,828	$110,733,308	$123,480
Japan 10 Yr Bond Futures	48	September 2011	83,840,811	84,093,162	252,351
Sold Contracts
U.S. Long Bond Futures	2,581	September 2011	319,499,564	317,543,656	1,955,908
U.S. 10 Yr Note Futures	1,167	September 2011	141,936,375	142,756,928	(820,553)

					$1,511,186

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Norwegian Krone settling 8/18/11	160,828	$29,295,002	$29,724,110	$429,108
BNP Paribas SA:
Euro settling 7/14/11	10,593	15,070,953	15,358,116	287,163
Citibank:
Canadian Dollar settling 7/25/11	3,440	3,536,775	3,564,455	27,680
Credit Suisse First Boston:
Euro settling 7/14/11	35,853	50,515,801	51,981,067	1,465,266
Deutsche Bank:
Great British Pound settling 8/09/11	611	1,000,298	980,897	(19,401)
Goldman Sachs:
Euro settling 7/14/11	760	1,093,602	1,101,885	8,283
Swedish Krona settling 8/18/11	184,249	29,072,773	29,051,920	(20,853)
HSBC Securities Inc.:
Canadian Dollar settling 7/25/11	1,578	1,602,996	1,635,473	32,477
Morgan Stanley & Co., Inc.:
Brazilian Real settling 7/05/11	39,552	25,064,777	25,343,426	278,649
Brazilian Real settling 7/05/11	4,898	3,054,567	3,138,435	83,868
Brazilian Real settling 7/05/11	25,339	16,231,466	16,236,146	4,680
South Korean Won settling 7/01/11	69,508,968	63,936,870	65,104,639	1,167,769
South Korean Won settling 7/01/11	69,508,968	64,473,581	65,104,639	631,058
South Korean Won settling 9/09/11	69,508,968	63,801,889	64,833,198	1,031,309
Royal Bank of Canada:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date		U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Canadian Dollar settling 7/25/11	5,194	$5,291,665		$5,382,204	$90,539
Royal Bank of Scotland:
Indonesian Rupiah settling 8/19/11	79,146,947	9,233,195		9,211,702	(21,493)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 1/13/12	242,761	37,608,177		37,769,277	161,100
UBS Securities LLC:
Brazilian Real settling 7/05/11	19,111	12,242,185		12,245,715	3,530
Sale Contracts
Barclays Capital Inc.:
Japanese Yen settling 7/27/11	6,284,290	76,997,313		78,069,276	(1,071,963)
New Zealand Dollar settling 8/11/11	94,895	77,179,364		78,417,511	(1,238,147)
BNP Paribas SA:
Canadian Dollar settling 7/25/11	190,568	194,768,710		197,489,558	(2,720,848)
Citibank:
Canadian Dollar settling 7/25/11	29,057	29,606,018		30,112,476	(506,458)
Euro settling 7/14/11	5,662	8,088,694		8,208,632	(119,938)
Euro settling 7/14/11	5,168	7,327,541		7,493,538	(165,997)
South African Rand settling 8/19/11	622,126	91,089,890		91,385,933	(296,043)
Credit Suisse First Boston:
New Zealand Dollar settling 8/11/11	5,023	4,075,883		4,150,814	(74,931)
Deutsche Bank:
Great British Pound settling 8/09/11	6,698	10,885,031		10,745,639	139,392
Great British Pound settling 8/09/11	5,620	9,135,367		9,015,663	119,704
Mexican Peso settling 8/18/11	189,497	15,906,748		16,119,555	(212,807)
Goldman Sachs:
Canadian Dollar settling 7/25/11	4,663	4,740,438		4,832,795	(92,357)
Euro settling 7/14/11	328,548	469,446,875		476,345,069	(6,898,194)
Great British Pound settling 8/09/11	4,394	7,021,208		7,048,934	(27,726)
HSBC Securities Inc.:
Euro settling 7/14/11	20,314	29,333,930		29,451,729	(117,799)
Morgan Stanley & Co., Inc.:
Brazilian Real settling 7/05/11	4,898	3,137,530		3,138,435	(905)
Brazilian Real settling 7/05/11	39,552	25,336,121		25,343,426	(7,305)
Brazilian Real settling 7/05/11	25,339	15,898,345		16,236,146	(337,801)
Brazilian Real settling 8/02/11	39,552	24,885,783		25,171,445	(285,662)
Euro settling 7/14/11	6,191	8,826,317		8,976,009	(149,692)
Euro settling 7/14/11	313,628	449,341,230		454,713,365	(5,372,135)
South Korean Won settling 7/01/11	69,508,968	64,473,581		65,104,639	(631,058)
South Korean Won settling 7/01/11	69,508,968	64,048,807		65,104,639	(1,055,832)
Royal Bank of Scotland:
Great British Pound settling 8/09/11	221,162	363,357,799		354,794,853	8,562,946
Mexican Peso settling 8/18/11	189,005	15,784,207		16,077,681	(293,474)
UBS Securities LLC:
Brazilian Real settling 7/05/11	19,111	11,689,926		12,245,715	(555,789)

REVERSE REPURCHASE AGREEMENTS

Broker		Interest Rate		Maturity+	U.S. $ Value at June 30, 2011
Barclays Capital Inc.		(5.00	)%*	12/30/11	$3,507,093
Deutsche Bank		0.10%		7/14/11	76,730,215

Broker	Interest Rate	Maturity+	U.S. $ Value at June 30, 2011
Deutsche Bank	0.13%	7/07/11	$65,238,960
HSBC	0.11%	7/20/11	3,522,101
HSBC	0.13%	7/20/11	69,498,527
ING Bank Amsterdam	(5.00)%*	12/30/11	510,469
ING Bank Amsterdam	(0.50)%*	12/31/11	1,002,512
ING Bank Amsterdam	(0.15)%*	12/30/11	1,175,549
ING Bank Amsterdam	(0.05)%*	12/30/11	1,706,350
ING Bank Amsterdam	0.00%	12/30/11	4,993,430
ING Bank Amsterdam	0.05%	12/30/11	2,988,991
Jefferies & Company, Inc.	0.00%	12/30/11	3,928,750
Jefferies & Company, Inc.	0.13%	7/20/11	59,931,276
Nomura Securities	0.00%	12/30/11	1,998,800
Nomura Securities	0.11%	7/07/11	36,221,517
Nomura Securities	0.11%	7/13/11	14,523,908

			$347,478,448

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2011.
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $346,452,536.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $549,658,246 or 17.8% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(e)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower's discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $7,392,792 and $130,708, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $186,847,816 and gross unrealized depreciation of investments was $(10,005,149), resulting in net unrealized appreciation of $176,842,667.
(i)	An amount valued at $8,024,444, consisting of $2,077,916 and foreign currencies at $5,946,528 has been segregated to collateralize margin requirements for the open futures contracts outstanding at June 30, 2011.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar

RUB	-	Russian Ruble
ZAR	-	South African Rand
Glossary:
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *
39.9%	United States
13.2%	United Kingdom
7.8%	France
7.3%	Germany
6.9%	Canada
6.8%	Netherlands
2.8%	South Africa
2.4%	New Zealand
2.4%	Russia
1.5%	Brazil
0.9%	Mexico
0.9%	Belgium
0.6%	Kazakhstan
5.5%	Other
1.1%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2011. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following countries: Australia, Chile, Colombia, Croatia, Denmark, Hong Kong, Hungary, India, Indonesia, Israel, Italy, Japan, Luxembourg, Malaysia, Poland, South Korea, Spain, Supranational, Sweden, Switzerland, Ukraine and United Arab Emirates.

AllianceBernstein Global Bond

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$1,687,146,546		$	– 0	–	$1,687,146,546
Corporates - Investment Grades		– 0	–	820,393,652			– 0	–	820,393,652
Governments - Sovereign Agencies		– 0	–	198,093,631			– 0	–	198,093,631
Corporates - Non-Investment Grades		– 0	–	177,199,020			– 0	–	177,199,020
Commercial Mortgage-Backed Securities		– 0	–	91,329,714			36,832,222		128,161,936
Covered Bonds		– 0	–	69,692,797			– 0	–	69,692,797
Quasi-Sovereigns		– 0	–	61,809,948			– 0	–	61,809,948
Bank Loans		– 0	–	– 0	–		52,813,313		52,813,313
Mortgage Pass-Thru’s		– 0	–	40,447,895			– 0	–	40,447,895
Governments - Sovereign Bonds		– 0	–	38,054,167			– 0	–	38,054,167
Emerging Markets - Corporate Bonds		– 0	–	29,287,102			– 0	–	29,287,102
Local Governments - Municipal Bonds		– 0	–	19,844,712			– 0	–	19,844,712
Emerging Markets - Sovereigns		– 0	–	6,987,840			– 0	–	6,987,840
Local Governments - Provincial Bonds		– 0	–	6,668,644			– 0	–	6,668,644
Supranationals		– 0	–	2,919,758			2,872,601		5,792,359
CMOs		– 0	–	– 0	–		773,832		773,832
Preferred Stocks		229,942		– 0	–		– 0	–	229,942
Short-Term Investments		35,731,721		– 0	–		– 0	–	35,731,721

Total Investments in Securities		35,961,663		3,249,875,426			93,291,968		3,379,129,057
Other Financial Instruments*:
Assets
Futures Contracts		2,331,739		– 0	–		– 0	–	2,331,739
Forward Currency Exchange Contracts		– 0	–	14,524,521			– 0	–	14,524,521
Liabilities
Futures Contracts		(820,553)		– 0	–		– 0	–	(820,553)
Forward Currency Exchange Contracts		– 0	–	(22,294,608)			– 0	–	(22,294,608)

Total		$37,472,849		$3,242,105,339			$93,291,968		$3,372,870,156

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades			Commercial Mortgage - Backed Securities		Bank Loans		Supranationals
Balance as of 9/30/10		$16,584,035		$40,690,115		$41,308,030		$	– 0	–
Accrued discounts/ (premiums)		167,210		(9,122)		655,305			77,438
Realized gain (loss)		(117,914)		– 0	–	1,421,503			– 0	–
Change in unrealized appreciation/depreciation		888,042		633,016		(548,408)			37,777
Purchases		– 0	–	5,611,924		34,650,387			2,757,386
Sales		(729,430)		– 0	–	(24,673,504)			– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3		(16,791,943)		(10,093,711)		– 0	–		– 0	–

Balance as of 6/30/11	$	– 0	–	$36,832,222		$52,813,313			$2,872,601

Net change in unrealized appreciation/depreciation from investments held as of 6/30/11	$	– 0	–	$1,052,211		$443,860			$37,777

	CMOs			Total
Balance as of 9/30/10		$2,107,649		$100,689,829
Accrued discounts/ (premiums)		3,919		894,750
Realized gain (loss)		91,090		1,394,679
Change in unrealized appreciation/depreciation		(40,655)		969,772
Purchases		– 0	–	43,019,697
Sales		(1,388,171)		(26,791,105)
Transfers into Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(26,885,654)

Balance as of 6/30/11		$773,832		$93,291,968

Net change in unrealized appreciation/depreciation from investments held as of 6/30/11		$14,626		$1,548,474

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 24, 2011